Note 7 - Stockholders' Deficit - 10Q (Details) - Fair Value of Warrants Assumptions	9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Warrant Issued June 2012 [Member]	Dec. 31, 2012 Warrant Issued June 2012 [Member]	Sep. 30, 2013 Warrant Issued September 2012 [Member]	Dec. 31, 2012 Warrant Issued September 2012 [Member]	Sep. 30, 2013 Warrant Issued October 2012 [Member]	Dec. 31, 2012 Warrant Issued October 2012 [Member]	Sep. 30, 2013 Warrant Issued December 2012 [Member]	Sep. 30, 2013 Warrant Issued March 2013 [Member]	Sep. 30, 2013 Warrant Issued April 2013 [Member]	Sep. 30, 2013 Warrant Issued June 2013 [Member]
Note 7 - Stockholders' Deficit - 10Q (Details) - Fair Value of Warrants Assumptions [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%	126.00%
Expected lives	5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	5 years	3 years	3 years	3 years
Risk-free rate	0.83%	0.67%	0.34%	0.34%	0.35%	0.35%	0.35%	0.35%	0.72%	0.38%	0.34%	0.52%
Date of assumptions			Jun. 01, 2012	Jun. 01, 2012	Sep. 25, 2012	Sep. 25, 2012	Oct. 12, 2012	Oct. 12, 2012	Dec. 31, 2012	Mar. 18, 2013	Apr. 10, 2013	Jun. 01, 2013